GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.2 - Schedule 5

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2022-RPL4
Start - End Dates:	8/31/2016 - 10/9/2018
Deal Loan Count:	18
Report Run Date:	7/27/2022 9:45

Rating Agency ATR QM Data Fields

Loans in Report:	18

Redacted Loan ID	Loan Number	GS Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income	Loan Status
64FEE82C-D3BB-4CCB-9654-54354776D22A	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	8.2586	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
06AFEEA4-DCB8-43D4-B5F6-65BDA77656F8	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	5.0232	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
98308E63-BC10-4FE5-8FE6-82E6FE054934	XXX	XXX	ATR Risk: Non-QM - Lender did not document all ATR UW factors	No	Yes	XXX	Not Applicable	No	No	0	XXX	3.7289	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	No	0	Complete
800186B5-4970-4C27-A1C6-F366F647A8AD	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	5.4922	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
E61BE4D0-5340-453A-AA5D-D70172C26650	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	0.5759	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
04C69EC3-F945-412D-946C-0D2DBAE7926F	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	5.3165	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
58415EA2-021E-42D8-A61F-7272DAA49F4B	XXX	XXX	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	No	Yes	6443.92	XXX	4.5255	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0	Complete
56BA0F76-B24A-493F-AB52-B102DEE9E528	XXX	XXX	ATR Risk: Non-QM - Lender did not document all ATR UW factors	No	Yes	XXX	Not Applicable	No	No	1380	XXX	4.8403	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	0	Complete
3FE3C8B3-EF6B-4F3C-9840-E1AAC7F2638D	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	XXX	No	No	0	XXX	6.7592	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
5832832F-C00B-4292-8744-767CB023DC5A	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	7.5167	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
B54C42F2-2C9B-4BFE-B7DA-5BA7C780D968	XXX	XXX	QM: Safe Harbor	No	No	XXX	Not Applicable	No	Yes	0	XXX	4.4987	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	No	0	Complete
1D720082-4365-435E-BCF3-64CEA2F6B642	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	9.9742	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
8C278195-C775-4388-94C6-A109924E88F6	XXX	XXX	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	No	Yes	0	XXX	4.1714	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0	Complete
E0845198-AA11-49C1-96A5-D4D5B44510C8	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	Yes	No	0	XXX	5.9525	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
ADAAD162-82F0-4E4D-AE7D-39A16A6865A2	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	9.9152	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
C9979BF3-02D6-4558-9E2D-A8155C4393AB	XXX	XXX	QM: GSE Temporary - QM/SH	No	Yes	XXX	Not Applicable	Yes	Yes	1595	XXX	5.4387	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0	Complete
47310D17-0176-4FDA-B8A4-F76A4B34AE66	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	7.3567	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
C4BA5767-8D04-43F1-A3E4-D36AC015865F	XXX	XXX	ATR/QM: Not Applicable	Yes	No	XXX	Not Applicable	No	No	0	XXX	11.031	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete

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